Related Parties (Details)				12 Months Ended
	May 15, 2018	Sep. 09, 2009 USD ($)	Sep. 09, 2009 ILS (₪)	Dec. 31, 2019
Related Parties (Details) [Line Items]
Percentge of acquisition				50.00%
Description of consultancy agreement	pursuant to which Mr. Zeevi provides the Company with services in the field of business development in accordance with pre-approved monthly work plans, which includes introduction of potential business partners and investors as well as assistance in negotiations of business and investments terms. Pursuant to the terms of the Ram Zeevi Consultancy Agreement, RINC Green is currently entitled to a gross monthly fee in the amount of $5,000 (25 hours per month at $200 per hour rate) plus value added tax and to reimbursement of out-of-pocket expenses related directly to the provision of the consultancy services subject to prior written approval of the chief executive officer, to reimbursement of travel international travel and board expenses at the same standard as our chief executive officer and to an additional per-day fee equivalent to four hours per day abroad plus value added tax. Either the Company or RINC Green may terminate the agreement at any time for any reason by providing a 30-day prior written notice.
Percentage of ordinary shares owned				20.00%
Chief Executive Officer [Member]
Related Parties (Details) [Line Items]
Description of service agreement		pursuant to which Dr. de la Vega provides the Company management services as the Company’s chief executive officer. Pursuant to the terms of the DBG Services Agreement, as amended, Dr. de la Vega is entitled to a monthly consultancy fee in the amount of NIS 51,750 ($14,974 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) plus value added tax and car allowance in the amount of NIS 2,500 ($723 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) plus value added tax per month plus reimbursement for fuel expenses and tolls. The consultancy monthly fee shall be updated to NIS 65,000 ($18,807 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) plus value added tax per month, if the Company will secure an additional investment of $1,000,000 (such update commenced in April 2019). Dr. de la Vega may terminate the DBG Services Agreement at any time for any reason upon a three (3) months’ prior written notice. If the Company wish to terminate the engagement with Dr. de la Vega, not as a result of Dr. de la Vega’s breach of his terms of office, the Company shall be required to provide a six (6) months’ prior written notice.	pursuant to which Dr. de la Vega provides the Company management services as the Company’s chief executive officer. Pursuant to the terms of the DBG Services Agreement, as amended, Dr. de la Vega is entitled to a monthly consultancy fee in the amount of NIS 51,750 ($14,974 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) plus value added tax and car allowance in the amount of NIS 2,500 ($723 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) plus value added tax per month plus reimbursement for fuel expenses and tolls. The consultancy monthly fee shall be updated to NIS 65,000 ($18,807 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) plus value added tax per month, if the Company will secure an additional investment of $1,000,000 (such update commenced in April 2019). Dr. de la Vega may terminate the DBG Services Agreement at any time for any reason upon a three (3) months’ prior written notice. If the Company wish to terminate the engagement with Dr. de la Vega, not as a result of Dr. de la Vega’s breach of his terms of office, the Company shall be required to provide a six (6) months’ prior written notice.
Description of compensation executive				1. An annual cash bonus in an amount equivalent to up to four (4) times his monthly service fee, plus VAT, based on achievement of certain performance targets which are determined by our compensation committee and the board of directors on an annual basis. 2. A special one-time bonus in an amount equivalent to six times his monthly service fee, plus VAT upon the occurrence of an Exit Event (as described below), provided that our pre-money valuation shall be at least $50,000,000 at the closing of such transaction or within 12 months following such closing. 3. An Equity Based Award: Upon the occurrence of an Exit Event, an equity-based award, in accordance with the following calculation: (i) 0.5% of the Company’s ordinary share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $30,000,000 but less than $40,000,000; (ii) 1.25% of the Company’s ordinary share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $40,000,000 but less than $50,000,000; (iii) 2.0% of the Company’s ordinary share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $50,000,000.
RINC Green Ltd [Member]
Related Parties (Details) [Line Items]
Description of consultancy agreement	1. A one-time payment in the amount of $25,000 (plus value added tax) upon an equity investment exceeding $500,000 by an investor that was introduced to the Company by Mr. Zeevi; 2. $150,000 in cash (plus value added tax) and options to purchase the Company’s ordinary shares upon an equity investment or execution of business contract resulting in at least $2,000,000 in proceeds (or revenues) by an entity introduced to the Company by Mr. Zeevi, whereby the number of options will be calculated by dividing $150,000 by the average common ordinary share price during the period of 90 days prior to the date upon which the Investment is actually made with an exercise price per share of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019); 3. Options to purchase up to 120,000 of the Company’s ordinary shares, at an exercise price per share of $0.27. The options vest over a period of three years with one third of the options vesting on September 30, 2019, and the remaining two thirds will vest on a quarterly basis over the remaining two years. The options were issued on October 2, 2018; and 4. An equity based award to be granted upon of an Exit Event, in accordance with the following calculation:(i) 0.4% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than US $30,000,000 but less than US $50,000,000 or (ii) 1.0% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than US $50,000,000.
Consultancy Fee [Member] | Chief Executive Officer [Member]
Related Parties (Details) [Line Items]
Related part exchange rate value | $		$ 14,974
Consultancy Fee [Member] | Dr. de la Vega [Member]
Related Parties (Details) [Line Items]
Related part exchange rate value | ₪			₪ 51,750